Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 29.9%
Security	Shares	Value
Aerospace & Defense — 1.0%
General Dynamics Corp.	6,767	$ 1,707,923
L3Harris Technologies, Inc.	3,167	719,162
Lockheed Martin Corp.	2,409	1,168,823
Northrop Grumman Corp.	2,658	1,417,485
Raytheon Technologies Corp.	10,185	1,005,463
		$ 6,018,856
Automobiles — 0.5%
Tesla, Inc.(1)	9,458	$ 1,841,473
Toyota Motor Corp.	65,100	958,382
		$ 2,799,855
Banks — 1.1%
BNP Paribas S.A.	21,426	$ 1,203,970
Citigroup, Inc.	21,814	1,056,016
Commonwealth Bank of Australia(2)	7,421	546,907
JPMorgan Chase & Co.	12,598	1,740,791
Royal Bank of Canada(2)	7,763	772,058
Toronto-Dominion Bank (The)	9,775	650,601
Wells Fargo & Co.	20,776	996,209
		$ 6,966,552
Beverages — 1.4%
Anheuser-Busch InBev S.A./NV	14,959	$ 882,213
Asahi Group Holdings, Ltd.	14,600	468,249
Coca-Cola Co. (The)	31,206	1,985,014
Diageo PLC	14,143	653,152
Heineken NV	9,255	857,141
Kirin Holdings Co., Ltd.	55,100	869,786
PepsiCo, Inc.	10,052	1,864,746
Pernod Ricard S.A.	5,035	998,872
		$ 8,579,173
Biotechnology — 0.8%
AbbVie, Inc.	10,899	$ 1,756,701
Amgen, Inc.	1,757	503,205
CSL, Ltd.	4,313	886,143
Gilead Sciences, Inc.	8,927	784,058
Vertex Pharmaceuticals, Inc.(1)	2,945	931,798
		$ 4,861,905
Security	Shares	Value
Building Products — 0.1%
Daikin Industries, Ltd.	3,700	$ 610,207
		$ 610,207
Capital Markets — 0.2%
Charles Schwab Corp. (The)	4,234	$ 349,474
CME Group, Inc.	2,642	466,313
S&P Global, Inc.	1,692	596,938
		$ 1,412,725
Chemicals — 2.0%
Air Liquide S.A.	7,404	$ 1,077,956
Akzo Nobel NV(2)	11,053	795,259
Arkema S.A.	8,131	722,941
BASF SE	12,457	634,253
Eastman Chemical Co.	12,240	1,060,229
Ecolab, Inc.	4,963	743,606
EMS-Chemie Holding AG	830	578,306
Givaudan S.A.	200	676,135
Linde PLC	4,676	1,573,381
Novozymes A/S, Class B	14,356	834,773
PPG Industries, Inc.	8,831	1,194,128
Sherwin-Williams Co. (The)	3,111	775,199
Sika AG	2,434	622,034
Symrise AG	8,408	964,303
		$ 12,252,503
Communications Equipment — 0.2%
Cisco Systems, Inc.	23,755	$ 1,181,099
		$ 1,181,099
Construction & Engineering — 0.1%
Eiffage S.A.	4,734	$ 466,128
		$ 466,128
Electric Utilities — 1.1%
American Electric Power Co., Inc.	4,378	$ 423,790
Emera, Inc.	24,044	936,092
Enel SpA	180,039	971,272
Exelon Corp.	7,734	319,956
Fortis, Inc.	13,288	534,819
Hydro One, Ltd.(3)	34,567	966,740
Iberdrola S.A.	28,270	319,378
NextEra Energy, Inc.	21,667	1,835,195
Southern Co. (The)	6,397	432,693
		$ 6,739,935

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment — 0.2%
Eaton Corp. PLC	5,895	$ 963,538
		$ 963,538
Electronic Equipment, Instruments & Components — 0.1%
Keyence Corp.	1,500	$ 634,698
		$ 634,698
Energy Equipment & Services — 0.1%
Tenaris S.A.	46,222	$ 802,382
		$ 802,382
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	3,207	$ 709,549
Crown Castle, Inc.	5,008	708,281
Equinix, Inc.	1,097	757,643
ProLogis, Inc.	6,250	736,188
		$ 2,911,661
Food & Staples Retailing — 1.3%
Aeon Co., Ltd.	36,500	$ 753,276
Alimentation Couche-Tard, Inc.	11,402	519,432
Costco Wholesale Corp.	2,078	1,120,562
George Weston, Ltd.	6,428	804,963
Loblaw Cos., Ltd.	6,137	553,865
SAN-A Co., Ltd.	14,700	466,502
Seven & i Holdings Co., Ltd.	20,700	842,263
Sysco Corp.	9,153	791,826
Walmart, Inc.	6,925	1,055,509
Yaoko Co., Ltd.	16,300	794,673
		$ 7,702,871
Food Products — 1.7%
AAK AB	27,379	$ 455,616
Archer-Daniels-Midland Co.	8,728	850,980
Barry Callebaut AG	445	908,870
Danone S.A.	15,793	830,038
Ezaki Glico Co., Ltd.	28,000	730,616
House Foods Group, Inc.	35,400	701,160
Kagome Co., Ltd.	34,500	767,366
Kerry Group PLC, Class A	8,381	796,675
Kewpie Corp.(2)	42,100	750,266
MEIJI Holdings Co., Ltd.	11,400	547,201
Mondelez International, Inc., Class A	14,285	965,809
Security	Shares	Value
Food Products (continued)
Nestle S.A.	15,141	$ 1,802,135
Saputo, Inc.	23,295	578,414
		$ 10,685,146
Gas Utilities — 0.2%
Atmos Energy Corp.	12,432	$ 1,494,326
		$ 1,494,326
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	5,567	$ 598,898
Ansell, Ltd.	27,347	540,247
Becton, Dickinson and Co.	2,823	703,887
Boston Scientific Corp.(1)	19,765	894,761
Edwards Lifesciences Corp.(1)	10,536	813,906
EssilorLuxottica S.A.	4,441	829,295
Hoya Corp.	5,400	558,793
Intuitive Surgical, Inc.(1)	3,801	1,027,752
Medtronic PLC	16,044	1,268,118
Stryker Corp.	3,303	772,539
		$ 8,008,196
Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	4,523	$ 772,031
Cardinal Health, Inc.	11,294	905,440
Cigna Corp.	2,086	686,065
CVS Health Corp.	4,689	477,715
Elevance Health, Inc.	2,177	1,160,167
HCA Healthcare, Inc.	3,509	842,932
Humana, Inc.	1,365	750,613
Laboratory Corp. of America Holdings	2,137	514,376
McKesson Corp.	1,919	732,444
Quest Diagnostics, Inc.	3,828	581,205
UnitedHealth Group, Inc.	4,164	2,280,873
		$ 9,703,861
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.	2,108	$ 575,041
		$ 575,041
Household Durables — 0.1%
Sony Group Corp.	7,600	$ 629,585
		$ 629,585
Household Products — 0.8%
Clorox Co. (The)	5,728	$ 851,467
Colgate-Palmolive Co.	11,122	861,733

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	4,432	$ 601,112
Procter & Gamble Co. (The)	12,142	1,811,101
Reckitt Benckiser Group PLC	10,759	772,103
		$ 4,897,516
Industrial Conglomerates — 0.2%
Siemens AG	5,562	$ 771,365
Smiths Group PLC	32,780	630,894
		$ 1,402,259
Insurance — 0.2%
AIA Group, Ltd.	35,800	$ 363,535
Allianz SE	4,167	889,494
		$ 1,253,029
Interactive Media & Services — 0.9%
Alphabet, Inc., Class A(1)	21,917	$ 2,213,398
Alphabet, Inc., Class C(1)	20,407	2,070,290
Meta Platforms, Inc., Class A(1)	8,516	1,005,740
		$ 5,289,428
Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.(1)	32,144	$ 3,103,182
		$ 3,103,182
IT Services — 0.4%
Mastercard, Inc., Class A	2,952	$ 1,052,093
Visa, Inc., Class A	7,929	1,720,593
		$ 2,772,686
Life Sciences Tools & Services — 0.4%
Danaher Corp.	3,285	$ 898,152
Lonza Group AG	1,319	693,916
Thermo Fisher Scientific, Inc.	1,287	721,003
		$ 2,313,071
Machinery — 0.2%
Deere & Co.	2,661	$ 1,173,501
		$ 1,173,501
Multi-Utilities — 0.8%
Ameren Corp.	6,090	$ 543,959
Canadian Utilities, Ltd., Class A	33,543	917,405
Consolidated Edison, Inc.	11,787	1,155,597
Dominion Energy, Inc.	11,454	699,954
Security	Shares	Value
Multi-Utilities (continued)
DTE Energy Co.	4,301	$ 498,959
National Grid PLC	29,419	361,886
Public Service Enterprise Group, Inc.	6,248	378,316
Sempra Energy	2,376	394,867
		$ 4,950,943
Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.	18,107	$ 3,319,194
ConocoPhillips	11,368	1,404,062
Exxon Mobil Corp.	13,674	1,522,463
Hess Corp.	9,128	1,313,610
ONEOK, Inc.	17,847	1,194,321
Repsol S.A.	44,884	693,023
Shell PLC	39,775	1,164,047
Suncor Energy, Inc.	39,370	1,294,529
TC Energy Corp.(2)	22,945	1,016,632
Valero Energy Corp.	10,843	1,448,842
		$ 14,370,723
Paper and Forest Products — 0.1%
Mondi PLC	40,460	$ 764,447
		$ 764,447
Personal Products — 0.5%
Beiersdorf AG	8,756	$ 952,244
Kao Corp.	16,900	676,379
L'Oreal S.A.	1,302	488,974
Unilever PLC	17,493	874,670
		$ 2,992,267
Pharmaceuticals — 2.7%
Astellas Pharma, Inc.	40,100	$ 621,936
AstraZeneca PLC	7,903	1,069,597
Bayer AG	14,353	833,004
Bristol-Myers Squibb Co.	12,765	1,024,774
Daiichi Sankyo Co., Ltd.	29,400	973,744
Eli Lilly & Co.	3,549	1,316,963
GSK PLC	43,636	741,989
Johnson & Johnson	11,633	2,070,674
Merck & Co., Inc.	9,391	1,034,137
Novartis AG	14,498	1,289,663
Novo Nordisk A/S, Class B	9,908	1,242,840
Pfizer, Inc.	32,933	1,650,931
Roche Holding AG PC	3,144	1,026,906
Sanofi	4,338	391,848

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co., Ltd.	13,700	$ 402,824
Zoetis, Inc.	4,313	664,806
		$ 16,356,636
Real Estate Management & Development — 0.3%
Daiwa House Industry Co., Ltd.	41,900	$ 964,916
Mitsubishi Estate Co., Ltd.	77,700	1,097,167
		$ 2,062,083
Road & Rail — 0.1%
Central Japan Railway Co.	2,900	$ 351,490
		$ 351,490
Semiconductors & Semiconductor Equipment — 0.5%
ASML Holding NV(2)	1,735	$ 1,059,252
NVIDIA Corp.	11,101	1,878,622
		$ 2,937,874
Software — 1.1%
Microsoft Corp.	25,409	$ 6,482,852
		$ 6,482,852
Specialty Retail — 0.1%
Home Depot, Inc. (The)	2,565	$ 831,034
		$ 831,034
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	60,072	$ 8,892,458
		$ 8,892,458
Tobacco — 0.4%
British American Tobacco PLC	20,070	$ 822,910
Imperial Brands PLC	21,298	547,807
Japan Tobacco, Inc.(2)	43,800	896,121
Philip Morris International, Inc.	4,852	483,599
		$ 2,750,437
Trading Companies & Distributors — 0.3%
ITOCHU Corp.	29,100	$ 913,946
Mitsubishi Corp.	25,700	865,554
		$ 1,779,500
Security	Shares	Value
Water Utilities — 0.0%(4)
Severn Trent PLC	9,320	$ 306,742
		$ 306,742
Total Common Stocks (identified cost $140,699,214)		$184,034,401

Exchange-Traded Funds — 35.2%
Security	Shares	Value
Equity Funds — 4.4%
iShares MSCI China ETF	346,414	$ 16,284,922
iShares MSCI South Korea ETF(2)	81,900	4,971,330
iShares MSCI Taiwan ETF	115,600	5,874,792
		$ 27,131,044
Fixed Income Funds — 30.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	519,327	$ 55,962,678
iShares MBS ETF(2)	782,100	73,509,579
WisdomTree Floating Rate Treasury Fund(2)	1,199,609	60,280,352
		$189,752,609
Total Exchange-Traded Funds (identified cost $227,713,225)		$216,883,653

U.S. Treasury Obligations — 31.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$2,189	$ 1,402,371
1.125%, 8/15/40	36,365	23,117,991
1.375%, 11/15/40	41,040	27,241,102
1.875%, 2/15/41	44,118	31,908,861
2.25%, 5/15/41	41,998	32,296,626
4.375%, 11/15/39	27,638	29,525,478
U.S. Treasury Notes:
0.625%, 5/15/30	6,786	5,455,918
1.50%, 2/15/30	7,493	6,475,039
2.375%, 5/15/29	10,529	9,688,736
2.625%, 2/15/29	8,964	8,381,853
2.875%, 5/15/28	4,006	3,816,749
2.875%, 8/15/28	5,210	4,956,209
3.125%, 11/15/28	7,534	7,256,275
Total U.S. Treasury Obligations (identified cost $220,180,551)		$191,523,208

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.9%
Affiliated Fund — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.62%(5)	23,447,250	$ 23,447,250
Total Affiliated Fund (identified cost $23,447,250)		$ 23,447,250

Securities Lending Collateral — 2.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(6)	12,889,257	$ 12,889,257
Total Securities Lending Collateral (identified cost $12,889,257)		$ 12,889,257
Total Short-Term Investments (identified cost $36,336,507)		$ 36,336,507
Total Investments — 102.1% (identified cost $624,929,497)		$628,777,769
Other Assets, Less Liabilities — (2.1)%		$(12,661,486)
Net Assets — 100.0%		$616,116,283
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at November 30, 2022. The aggregate market value of securities on loan at November 30, 2022 was $15,384,861 and the total market value of the collateral received by the Fund was $15,638,487, comprised of cash of $12,889,257 and U.S. government and/or agencies securities of $2,749,230.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $966,740 or 0.2% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2022.
(6)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	55.6%	$342,320,917
Japan	3.1	18,847,100
Canada	1.6	9,545,550
United Kingdom	1.4	8,355,131
Switzerland	1.2	7,597,965
France	1.1	7,010,022
Germany	0.8	5,044,663
Netherlands	0.6	3,875,699
Denmark	0.3	2,077,613
Australia	0.3	1,973,297
Spain	0.2	1,012,401
Italy	0.2	971,272
Belgium	0.1	882,213
Ireland	0.1	796,675
Austria	0.1	764,447
Sweden	0.1	455,616
Hong Kong	0.1	363,535
Exchange-Traded Funds	35.2	216,883,653
Total Investments	102.1%	$628,777,769
Abbreviations:
PC	– Participation Certificate

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2022.
Affiliated Investments
At November 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $23,447,250, which represents 3.8% of the Fund's net assets. Transactions in funds that may be deemed to be affiliated by the Fund for the fiscal year to date ended November 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$31,573,762	$63,676,034	$(71,802,546)	$ —	$ —	$23,447,250	$182,350	23,447,250
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 5,289,428	$ —	$ —	$ 5,289,428
Consumer Discretionary	6,350,730	1,587,967	—	7,938,697
Consumer Staples	15,700,132	21,907,278	—	37,607,410
Energy	12,513,653	2,659,452	—	15,173,105
Financials	6,628,400	3,003,906	—	9,632,306
Health Care	29,140,924	12,102,745	—	41,243,669
Industrials	8,155,895	4,609,584	—	12,765,479
Information Technology	21,207,717	1,693,950	—	22,901,667
Materials	5,346,543	7,670,407	—	13,016,950
Real Estate	2,911,661	2,062,083	—	4,973,744
Utilities	11,532,668	1,959,278	—	13,491,946
Total Common Stocks	$124,777,751	$59,256,650*	$ —	$184,034,401
Exchange-Traded Funds	$216,883,653	$ —	$ —	$216,883,653
U.S. Treasury Obligations	—	191,523,208	—	191,523,208
Short-Term Investments:
Affiliated Fund	23,447,250	—	—	23,447,250

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 12,889,257	$ —	$ —	$ 12,889,257
Total Investments	$377,997,911	$250,779,858	$ —	$628,777,769
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.